Statement of Cash Flows - Non-financial Services and Financial Services Businesses (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities
Net income	¥ 2,307,904	¥ 1,991,648	¥ 1,083,482
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,409,075	1,250,853	1,105,109
Provision for doubtful accounts and credit losses	78,969	49,718	27,367
Pension and severance costs, less payments	(3,161)	20,654	(20,429)
Losses on disposal of fixed assets	31,625	28,657	32,221
Unrealized losses on available-for-sale securities, net	2,578	6,197	2,104
Deferred income taxes	(26,887)	(56,279)	160,008
Equity in earnings of affiliated companies	(308,545)	(318,376)	(231,519)
Changes in operating assets and liabilities, and other	194,195	672,963	292,973
Net cash provided by operating activities	3,685,753	3,646,035	2,451,316
Cash flows from investing activities
Additions to finance receivables	(13,126,596)	(11,953,064)	(10,004,928)
Collection of and proceeds from sales of finance receivables	12,450,388	11,025,353	9,102,856
Additions to fixed assets excluding equipment leased to others	(1,146,318)	(970,021)	(854,561)
Additions to equipment leased to others	(2,211,250)	(1,708,670)	(1,119,591)
Proceeds from sales of fixed assets excluding equipment leased to others	41,547	39,191	39,191
Proceeds from sales of equipment leased to others	803,423	744,339	533,441
Purchases of marketable securities and security investments	(3,194,294)	(4,738,278)	(3,412,423)
Proceeds from sales of and maturity of marketable securities and security investments	2,683,001	3,319,327	2,669,091
Payment for additional investments in affiliated companies, net of cash acquired		6,603	16,216
Changes in investments and other assets, and other	(113,391)	(101,028)	3,396
Net cash used in investing activities	(3,813,490)	(4,336,248)	(3,027,312)
Cash flows from financing activities
Proceeds from issuance of long-term debt	5,029,018	3,890,310	3,191,223
Payments of long-term debt	(3,462,237)	(2,988,923)	(2,682,136)
Increase (decrease) in short-term borrowings	(288,724)	467,976	201,261
Dividends paid to Toyota Motor Corporation shareholders	(554,933)	(396,030)	(190,008)
Dividends paid to noncontrolling interests	(69,295)	(63,065)	(45,640)
Reissuance (repurchase) of treasury stock	(347,784)	9,212	2,542
Net cash provided by (used in) financing activities	306,045	919,480	477,242
Effect of exchange rate changes on cash and cash equivalents	65,079	93,606	137,851
Net increase (decrease) in cash and cash equivalents	243,387	322,873	39,097
Cash and cash equivalents at beginning of year	2,041,170	1,718,297	1,679,200
Cash and cash equivalents at end of year	2,284,557	2,041,170	1,718,297
Non Financial Services Businesses
Cash flows from operating activities
Net income	2,071,179	1,792,162	883,073
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	844,456	812,957	768,581
Provision for doubtful accounts and credit losses	(1,598)	3,405	1,745
Pension and severance costs, less payments	(5,263)	21,842	(23,514)
Losses on disposal of fixed assets	31,601	27,925	32,005
Unrealized losses on available-for-sale securities, net	2,565	560	2,104
Deferred income taxes	(114,122)	(108,318)	89,834
Equity in earnings of affiliated companies	(306,749)	(316,612)	(230,078)
Changes in operating assets and liabilities, and other	356,269	1,010,360	472,514
Net cash provided by operating activities	2,878,338	3,244,281	1,996,264
Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(1,133,102)	(956,232)	(839,756)
Additions to equipment leased to others	(137,985)	(97,515)	(129,070)
Proceeds from sales of fixed assets excluding equipment leased to others	40,032	38,311	38,051
Proceeds from sales of equipment leased to others	40,878	35,995	68,571
Purchases of marketable securities and security investments	(2,530,591)	(4,227,802)	(2,980,821)
Proceeds from sales of and maturity of marketable securities and security investments	2,198,799	2,813,373	2,285,566
Payment for additional investments in affiliated companies, net of cash acquired		6,603	16,216
Changes in investments and other assets, and other	(114,094)	(125,353)	17,206
Net cash used in investing activities	(1,636,063)	(2,512,620)	(1,524,037)
Cash flows from financing activities
Proceeds from issuance of long-term debt	119,449	121,723	182,114
Payments of long-term debt	(100,627)	(169,233)	(328,380)
Increase (decrease) in short-term borrowings	(47,026)	21,808	(162,782)
Dividends paid to Toyota Motor Corporation shareholders	(554,933)	(396,030)	(190,008)
Dividends paid to noncontrolling interests	(69,295)	(63,065)	(45,640)
Reissuance (repurchase) of treasury stock	(347,784)	9,212	2,542
Net cash provided by (used in) financing activities	(1,000,216)	(475,585)	(542,154)
Effect of exchange rate changes on cash and cash equivalents	27,075	48,375	72,700
Net increase (decrease) in cash and cash equivalents	269,134	304,451	2,773
Cash and cash equivalents at beginning of year	1,411,860	1,107,409	1,104,636
Cash and cash equivalents at end of year	1,680,994	1,411,860	1,107,409
Financial Services Business
Cash flows from operating activities
Net income	236,770	199,517	200,258
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	564,619	437,896	336,528
Provision for doubtful accounts and credit losses	80,567	46,313	25,622
Pension and severance costs, less payments	2,102	(1,188)	3,085
Losses on disposal of fixed assets	24	732	216
Unrealized losses on available-for-sale securities, net	13	5,636
Deferred income taxes	87,260	51,995	70,743
Equity in earnings of affiliated companies	(1,796)	(1,764)	(1,441)
Changes in operating assets and liabilities, and other	(191,791)	(269,875)	32,066
Net cash provided by operating activities	777,768	469,262	667,077
Cash flows from investing activities
Additions to finance receivables	(22,325,159)	(20,598,521)	(16,877,678)
Collection of and proceeds from sales of finance receivables	21,668,847	19,612,456	15,784,681
Additions to fixed assets excluding equipment leased to others	(13,216)	(13,789)	(14,805)
Additions to equipment leased to others	(2,073,265)	(1,611,155)	(990,521)
Proceeds from sales of fixed assets excluding equipment leased to others	1,515	880	1,140
Proceeds from sales of equipment leased to others	762,545	708,344	464,870
Purchases of marketable securities and security investments	(663,703)	(510,476)	(431,602)
Proceeds from sales of and maturity of marketable securities and security investments	484,202	505,954	383,525
Changes in investments and other assets, and other	(9,669)	(4,607)	(77,848)
Net cash used in investing activities	(2,167,903)	(1,910,914)	(1,758,238)
Cash flows from financing activities
Proceeds from issuance of long-term debt	4,960,157	3,780,228	3,089,484
Payments of long-term debt	(3,373,842)	(2,831,116)	(2,415,566)
Increase (decrease) in short-term borrowings	(259,931)	465,731	388,416
Net cash provided by (used in) financing activities	1,326,384	1,414,843	1,062,334
Effect of exchange rate changes on cash and cash equivalents	38,004	45,231	65,151
Net increase (decrease) in cash and cash equivalents	(25,747)	18,422	36,324
Cash and cash equivalents at beginning of year	629,310	610,888	574,564
Cash and cash equivalents at end of year	¥ 603,563	¥ 629,310	¥ 610,888